STRUCTURE (Tables)	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Significant Subsidiaries
Listed below are the significant entities included in the Successor and Predecessor periods (where applicable):

Purpose
Name	Jurisdiction of Incorporation	Successor	Predecessor
Cool Company Ltd.	Bermuda	Holding company	Holding company
Kool Crystal Corporation (2)	Marshall Islands	Owns and operates Golar Crystal	Leases Golar Crystal (1)
Kool Glacier Corporation (3)	Marshall Islands	Owns and operates Kool Glacier	Leases Kool Glacier (1)
Kool Ice Corporation (4)	Marshall Islands	Leases Kool Ice (1)	Leases Kool Ice (1)
Golar LNG NB11 Corporation	Marshall Islands	Leases Golar Kelvin (1)	Leases Golar Kelvin (1)
Golar Hull M2021 Corporation	Marshall Islands	Previously Owned and operated Golar Seal	Leases Golar Seal (1)
Kool Blizzard Corporation (5)	Marshall Islands	Owns and operates Kool Blizzard	Leases Kool Blizzard (1)
Kool Husky Corporation (6)	Marshall Islands	Owns and operates Golar Bear	Leases Golar Bear (1)
Kool Frost Corporation (7)	Marshall Islands	Owns and operates Kool Frost	Owns and operates Kool Frost
The Cool Pool Limited	Marshall Islands	Commercial management company	Commercial management company
Cool Company Management d.o.o. (formerly Golar Management d.o.o.)	Croatia	Vessel management company	Vessel management company
Cool Company Management AS (formerly Golar Management Norway AS)	Norway	Vessel management company	Vessel management company
Cool Company Management Ltd	United Kingdom	Management company	not applicable (8)
Cool Company Management Malaysia Sdn Bhd	Malaysia	Management company	not applicable (8)
Pernli Marine Limited	Liberia	Owns and operates Kool Baltic	not applicable (9)
Persect Marine Limited	Liberia	Owns and operates Kool Boreas	not applicable (9)
Felox Marine Limited	Liberia	Owns and operates Kool Firn	not applicable (9)
Respent Marine Limited	Liberia	Owns and operates Kool Orca	not applicable (9)
Kool Panther Corporation	Liberia	Owns Kool Panther	not applicable (10)
Kool Tiger Corporation	Liberia	Owns Kool Tiger	not applicable (10)

(1) The above table excludes the lessor VIEs that we have leased vessels from under finance leases. The lessor VIEs are wholly-owned, special purpose vehicles (“SPVs”) of financial institutions. While we do not hold any equity investments in these SPVs, we have concluded that we are the primary beneficiary of these lessor VIEs and accordingly have included these entities in our consolidated financial statements. See note 5 for further details.

(2) Kool Crystal Corporation, previously known as Golar Hull M2022 Corporation, was renamed effective July 1, 2023.

(3) Kool Glacier Corporation, previously known as Golar LNG NB10 Corporation, was renamed effective February 27, 2023.

(4) Kool Ice Corporation, previously known as Golar Hull M2048 Corp., was renamed effective January 23, 2023. The vessel bareboat chartered and operated by this entity was renamed to Kool Ice from Golar Ice effective April 3, 2023
.
(5) Kool Blizzard Corporation, previously known as Golar HULL M2047 Corporation, was renamed effective April 3, 2023. The vessel owned and operated by this entity was renamed to Kool Blizzard from Golar Snow effective April 7, 2023.

(6) Kool Husky Corporation, previously known as Golar Hull M2027 Corporation, was renamed effective August 9, 2023. The vessel bareboat chartered and operated by this entity was renamed to Kool Husky from Golar Bear effective August 19, 2023.

(7) Kool Frost Corporation, previously named as Golar LNG NB12 Corp., was renamed effective February 1, 2023. The vessel owned and operated by this entity was renamed to Kool Frost from Golar Frost effective February 3, 2023

(8) Cool Company Management Ltd and Cool Company Management Malaysia Sdn Bhd were formed and incorporated in January 2022 and March 2022, respectively, therefore, no historical results of operations of these entities are included within the Predecessor period combined carve-out financial statements.

(9) Pernli Marine Limited, Persect Marine Limited, Felox Marine Limited and Respent Marine Limited were acquired by CoolCo on November 10, 2022 from QCT and were not part of GSVM. As such, they are included within the Successor Period only.
(10) Kool Panther Corporation and Kool Tiger Corporation were formed and incorporated by CoolCo in May 2023 and were not part of GSVM. As such, they are included within the Successor Period only.